SUPPLEMENT DATED MAY 1, 2020
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR AND FUTURITY ACCOLADE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

After the close of business on April 30, 2020, the Invesco V.I. Mid Cap Growth Fund was merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. The Invesco V.I. Mid Cap Growth Fund is no longer available for investment and any references to that Fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.